38. Risk management (Details 8) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 11,711	$ 7,372
Marketable securities	703	946
AAA credit grades One [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,995	1,053
Marketable securities
A credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	2,363	1,173
Marketable securities
BBB credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	168	41
Marketable securities
BB credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	4,154	3,591
Marketable securities		838
AAA point br credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	673	80
Marketable securities	652	33
AA point br credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,960	1,224
Marketable securities	43	48
Other credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	398	210
Marketable securities	$ 8	$ 27